Business Combinations, Divestiture and Private Placement - Alithya Travercent LLC (Details) - Alithya Travercent LLC $ in Thousands				4 Months Ended	12 Months Ended	24 Months Ended
	Dec. 13, 2020 CAD ($)	Dec. 13, 2019 CAD ($) Client shares	Dec. 13, 2019 USD ($) Client shares	Mar. 31, 2020 CAD ($)	Mar. 31, 2020 CAD ($) shares	Dec. 13, 2022 CAD ($)	Dec. 13, 2022 USD ($)	Dec. 13, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Interests acquired		100.00%						100.00%
Consideration paid		$ 25,802,849	$ 19,500
Cash payable		$ 18,061,994						$ 13,650
Number of equal installments | Client		2	2
Aggregate value		$ 7,740,855						5,850
Issuance of shares on business acquisition (in shares) | shares					1,274,510
Issuance of shares		3,870,000
Acquisition related costs					$ 565,000
Revenue from business acquired				$ 4,833,000
Gross margin from business acquired				1,909,000
Profit (loss) from business acquired				$ 1,029,000
Proforma revenue					15,789,000
Proforma gross margin					6,329,000
Proforma profit (loss) before income taxes					$ 4,319,000
Subordinate Voting Shares
Disclosure of detailed information about business combination [line items]
Aggregate value		$ 3,870,427						$ 2,925
Issuance of shares on business acquisition (in shares) | shares		1,274,510	1,274,510		1,274,510
Equity interest issued or issuable	$ 1,276,175					$ 1,290,142	$ 975